Shareholders' equity - Narrative (Details) € / shares in Units, € in Millions			1 Months Ended													2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended			35 Months Ended	38 Months Ended
	Jan. 24, 2024 € / shares	Apr. 26, 2023	Feb. 14, 2024 € / shares	Dec. 31, 2023 € / shares shares	Nov. 30, 2023 € / shares shares	Oct. 31, 2023 shares	Sep. 30, 2023 shares	Aug. 31, 2023 € / shares shares	Jul. 31, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 shares	Apr. 30, 2023 shares	Mar. 31, 2023 shares	Feb. 28, 2023 shares	Jan. 31, 2023 shares	Feb. 28, 2023 shares	Mar. 31, 2023 shares	Apr. 30, 2023 shares	May 31, 2023 shares	Jun. 30, 2023 shares	Jul. 31, 2023 shares	Aug. 31, 2023 shares	Sep. 30, 2023 shares	Oct. 31, 2023 shares	Nov. 30, 2023 shares	Dec. 31, 2023 EUR (€) registeredHolder director customer € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€)
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)				393,421,721																						393,421,721	394,589,411	402,601,613	394,589,411
Number of fractional shares (in shares)				900																						900
Shares, issued (in shares)																												406,475,276
Number of key customers | customer																										3
Maximum share and/or rights issuance, percentage over issued share capital (in percentage)		0.05
Additional share issuance, percentage over issued share capital (in percentage)		0.05
Maximum restriction of preemptive rights, percentage over issued share capital (in percentage)		0.05
Maximum ordinary share purchase price, market price (in percentage)		1.10
Cumulative preference shares, portion of subscription price payable at initial issuance				25.00%																						25.00%
Cumulative preference shares, portion of subscription price payable upon call up				75.00%																						75.00%
Dilution of ordinary share voting power through exercise of preference share option				50.00%																						50.00%
Period in which company to repurchase or cancel cumulative preference shares																										20 months
Number of independent members | director																										4
Dividends declared (in EUR per share) | € / shares																										€ 6.10
Dividends paid (in EUR per share) | € / shares					€ 1.45			€ 1.45
Dividends payable (in EUR per share) | € / shares				€ 1.75																						€ 1.75	€ 5.80		€ 5.80
Dividend payable, increase (in percentage)																										5.20%
Total number of shares purchased (in shares)				0	0	0	0	0	144,745	263,635	283,210	239,865	337,136	294,059	57,478	351,537	688,673	928,538	1,211,748	1,475,383	1,620,128	1,620,128	1,620,128	1,620,128	1,620,128	1,620,128	8,538,787
Treasury stock, repurchased | €																										€ 1,000.0	€ 4,639.7
Purchase of treasury shares | €																										€ 1,000.0	€ 4,639.7	€ 8,560.3
Cancelled shares (in shares)																										3,553,815	3,337,825
Subsequent Event
Class of Stock [Line Items]
Dividends declared (in EUR per share) | € / shares	€ 6.10
Dividends paid (in EUR per share) | € / shares			€ 1.45
Dividends payable (in EUR per share) | € / shares			€ 1.45
New share buyback program
Class of Stock [Line Items]
Expected total value of purchased shares | €																													€ 9,000.0
Forecast [Member] | Share Buyback Program 2022-2025
Class of Stock [Line Items]
Expected total value of purchased shares | €																														€ 12,000.0
Expected shares to be purchased for award (in shares) | €																														€ 2.0
Cumulative Preferred Stock
Class of Stock [Line Items]
Shares, issued (in shares)				0																						0
United States
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)				86,366,821																						86,366,821
Number of registered holders | registeredHolder																										268